Production costs by nature	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Production costs by nature
Production costs by nature

	2018	2017
	$	$

Raw materials and consumables	310,534	184,746
Contractors	80,884	63,328
Salaries and employee benefits	122,782	74,010
Electricity	19,476	18,652
Equipment rental	4,733	6,987
Other	30,347	21,767
Silver credits	(5,092)	(7,850)
Change in inventories	(13,001)	(26,140)
Capitalized to mining interests	(74,961)	(33,106)
	475,702	302,394

Salaries and employee benefits expense included in general and administrative costs were $30 million for the year ended December 31, 2018 (2017 - $22 million).